Financial instruments - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 16, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	$ 12,529,000	$ 36,577,000
Cash and cash equivalents	1,247,447,000	918,382,000		$ 1,062,431,000
Short-term investments	84,906,000	$ 24,985,000
Pledged cash as security	$ 233,257,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	1.10%	0.30%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	1.70%	1.10%
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	$ (673,000)	$ 5,977,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,247,447,000	918,382,000
Short-term investments	$ 84,906,000	$ 24,985,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Proportion of outstanding debt that carries fixed rate	92.00%	100.00%
Interest rate risk [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of Cameco's interest rate swap assets	$ 673,000		$ 7,330,000
Interest rate risk [member] | Interest rate swap contracts [member] | Series E senior unsecured debenture [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 150,000,000
Interest rate risk [member] | Interest rate swap contracts [member] | Series E senior unsecured debenture [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis		the three-month Canada Dealer Offered Rate
Margin rate		1.20%
Interest rate risk [member] | Interest rate swap contracts [member] | Series E senior unsecured debenture [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate		3.75%
Interest rate risk [member] | Interest rate swap contracts [member] | Series H senior unsecured debenture [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 75,000,000
Interest rate risk [member] | Interest rate swap contracts [member] | Series H senior unsecured debenture [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis	the three-month Canada Dealer Offered Rate
Margin rate	1.30%
Interest rate risk [member] | Interest rate swap contracts [member] | Series H senior unsecured debenture [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Margin rate	2.95%